Other expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Purchases and other expenses [abstract]
Allowances and losses on trade receivables - telecom activities	€ (225)	€ (149)
Litigation	(169)	19
Operating foreign exchange gains (losses)	8	(5)
Cost of bank credit risk	(11)	(4)
Integration costs	(5)	(7)
Other expenses	(46)	(55)
Total	€ (448)	€ (201)